Share-Based Payments Reserves	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [line items]
Share-based payments reserves
22.	Share-based payments reserves

On January 6, 2025, the Company granted 100,000 stock options to an officer of the Company to purchase common shares of the Company for the price of CAD$4.59 for a period of five years from the date of grant. The options shall vest in four equal instalments every month such that all options shall fully vests on the date that is 4 months from the date of grant. These options have an estimated grant date fair value of $304,449 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 151%; risk-free interest rate of 2.96%; and an expected average life of 5 years.

On January 28, 2025, the Company granted 1,200,000 stock options to various consultants of the Company to purchase common shares of the Company for the price of CAD$4.52 for a period of five years from the date of grant. The options shall vest in four equal instalments every three months such that all options shall fully vests on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $3,591,500 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 150%; risk-free interest rate of 2.89%; and an expected average life of 5 years.

On May 26, 2025, the Company granted 50,304 stock options to an officer of the Company to purchase common shares of the Company for the price of CAD$4.97 for a period of five years from the date of grant. The options shall vest in 12 equal instalments every month commencing one month from the grant date and upon completion of certain performance conditions. The performance conditions have not been met as of December 31, 2025 and as such, none of the options have vested. These options have an estimated grant date fair value of $162,653 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

On May 26, 2025, the Company granted 50,304 stock options to an officer of the Company to purchase common shares of the Company for the price of CAD$4.97 for a period of five years from the date of grant. The options shall vest in 12 equal instalments every month such that all options shall fully vest on the date that is 12 months from the date of grant.

These options have an estimated grant date fair value of $162,653 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

On May 26, 2025, the Company granted 70,422 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$4.97 for a period of five years from the date of grant. The options shall vest in four equal instalments every three month such that all options shall fully vest on the date that is 12 months from the date of grant. These options have an estimated grant date fair value of $227,702 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 2.92%; and an expected average life of 5 years.

On July 11, 2025, the Company granted 200,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$4.00 for a period of five years from the date of grant. The options shall vest in 12 months from the date of grant. These options have an estimated grant date fair value of $523,906 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 143%; risk-free interest rate of 3.03%; and an expected average life of 5 years.

On April 15, 2026, the Company granted 450,000 stock options to a consultant of the Company to purchase common shares of the Company for the price of CAD$1.03 for a period of five years from the date of grant. The options shall vest in eight equal instalments every three months such that all options shall fully vests on the date that is 24 months from the date of grant. These options have an estimated grant date fair value of $299,286 using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 137%; risk-free interest rate of 3.04%; and an expected average life of 5 years.

The Company recorded $460,147 of share-based payments related to stock options during the six months ended June 30, 2026 (six months ended June 30, 2025 - $3,747,773).

The following stock options were outstanding at June 30, 2026:

Number outstanding	Number exercisable	Grant date	Expiry date	Exercise price	Vested fair value at reporting date	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
500,000	500,000	13-Aug-21	13-Aug-26	$1.58	469,962	$1.43	144%	5	0%	0.84%
210,000	210,000	13-Oct-21	13-Oct-26	$2.10	292,262	$2.10	144%	5	0%	1.27%
500,000	500,000	9-Nov-21	9-Nov-26	$3.92	478,839	$3.92	144%	5	0%	1.37%
500,000	500,000	9-May-22	9-May-27	$2.00	437,859	$1.34	146%	5	0%	2.76%
500,000	500,000	20-May-22	20-May-27	$1.00	247,278	$0.75	147%	5	0%	2.70%
500,000	500,000	17-Oct-22	17-Oct-27	$0.17	55,736	$0.17	150%	5	0%	3.60%
500,000	500,000	24-Nov-23	24-Nov-28	$0.29	102,077	$0.29	152%	5	0%	3.83%
4,500,000	4,500,000	4-Dec-23	4-Dec-28	$0.45	1,599,727	$0.45	152%	5	0%	3.54%
100,000	100,000	12-Mar-24	12-Mar-29	$0.69	47,089	$0.69	154%	5	0%	3.47%
62,500	62,500	23-Apr-24	23-Apr-29	$0.77	30,202	$0.77	154%	5	0%	3.79%
250,000	250,000	1-May-24	1-May-29	$0.77	127,929	$0.77	154%	5	0%	3.63%
4,000,000	4,000,000	4-Jun-24	4-Jun-29	$1.26	3,445,474	$1.26	155%	5	0%	4.08%
3,667,187	-	29-Jul-24	29-Jul-29	$2.17	-	$2.39	156%	5	0%	3.20%
100,000	75,000	4-Nov-24	4-Nov-29	$2.28	155,335	$2.30	150%	5	0%	3.04%
46,500	46,500	4-Nov-24	4-Nov-29	$2.28	72,368	$2.30	150%	5	0%	3.04%
100,000	75,000	6-Dec-24	6-Dec-29	$4.50	355,534	$5.24	151%	5	0%	2.81%
35,000	35,000	6-Dec-24	6-Dec-29	$4.50	124,892	$5.24	151%	5	0%	2.81%
100,000	100,000	6-Jan-25	6-Jan-30	$4.59	304,449	$4.59	151%	5	0%	2.96%
850,000	850,000	28-Jan-25	28-Jan-30	$4.52	2,515,536	$4.52	150%	5	0%	2.89%
50,304	50,304	26-May-25	26-May-30	$4.97	162,653	$4.97	143%	5	0%	2.92%
50,304	50,304	26-May-25	26-May-30	$4.97	162,653	$4.97	143%	5	0%	2.92%
70,422	70,422	26-May-25	26-May-30	$4.97	227,702	$4.97	143%	5	0%	2.92%
200,000	-	11-Jul-25	11-Jul-30	$4.00	504,949	$4.00	143%	5	0%	3.03%
450,000		15-Apr-26	15-Apr-31	$1.03	82,437	$1.03	137%	5	0%	3.04%
17,842,217	13,475,030				12,002,942

The weighted average remaining contractual life of the options exercisable at June 30, 2026 was 2.6 years (December 31, 2025 – 2.7 years).

Warrants

As at June 30, 2026, the Company had share purchase warrants outstanding as follows:

	Number outstanding & exercisable	Grant date	Expiry date	Exercise price	Fair Value	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
Warrants	20,000,000	6-Nov-23	6-Nov-28	$0.20	591,881	$0.17	151.9%	5	0%	3.87%
Warrant issue costs					(5,533)
	20,000,000				586,348

See Note 14 for warrant liability.

Deferred Share Units Plan (DSUs)

In August 2025, the Company adopted the Omnibus Plan. Eligible participants of the Omnibus Plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting DSUs. The number of DSUs that may be granted under the Omnibus Plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant. The grant date fair value of DSUs is based on the share price on the grant date, unless stated otherwise.

On January 6, 2025, the Company granted 100,000 DSUs to an officer of the Company. These DSUs have a grant day fair value of $330,000 and vest in three equal installments every year, with the first installment vesting one year from the grant date.

On January 28, 2025, the Company granted 1,400,000 DSUs to an officer of the Company. These DSUs have a grant day fair value of $4,553,000 and vest in three equal installments every year, with the first installment vesting one year from the grant date.

On May 26, 2025, the Company granted 35,000 DSUs to consultants of the Company. These DSUs have a grant day fair value of $125,165 and vest in one year from the date of grant.

On May 26, 2025, the Company granted 200,000 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $715,000 and vested on completion of certain performance conditions. These conditions were met during the year ended December 31, 2025 and as such, the DSUs vested during this period.

On May 26, 2025, the Company granted 60,362 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $216,000 and vest in four equal installments every six months, with the first installment vesting six months from the grant date.

On July 11, 2025, the Company granted 44,323 DSUs to a consultant of the Company. These DSUs have a grant day fair value of $128,000 and vest in four equal installments every six months, with the first installment vesting six months from the grant date.

The Company recorded $957,025 in share-based compensation related to DSUs during the six months ended June 30, 2026 (six months ended June 30, 2025 - $5,392,642).

Restricted Share Units Plan (RSUs)

On May 20, 2025, the Company adopted the Omnibus Plan, which allows for the issuance of RSUs. Eligible participants of the plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting RSUs. The number of RSUs that may be granted under the Omnibus Plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant. The grant date fair value of RSUs is based on the share price on the grant date, unless stated otherwise.

On October 16, 2025, the Company granted 500,000 RSUs to consultants of the Company. These RSUs have a grant date fair value of $500,000 and vest in eight equal installments every three months following the grant date, with the first installment vesting on the grant date.

On October 16, 2025, the Company granted 500,000 RSUs to consultants of the Company. These RSUs have a grant date fair value of $500,000 and vest on the closing price of the Company’s common shares hitting a specified price. The Company used a Monte Carlo simulation to determine the fair value of these RSUs. The awards were fair valued using the Monte Carlo simulation with the assumptions of a risk free rate of 2.4%, expected volatility of 130.0%, a random variable of nil, a dividend yield of 0.0% and a term of 3.16 years. These RSUs have not vested as of December 31, 2025.

On November 5, 2025, the Company granted 695,000 RSUs to consultants and officers of the Company. These RSUs have a grant date fair value of $1,216,250 and vest in eight equal installments every three months following the grant date, with the first installment vesting on the grant date.

On November 5, 2025, the Company granted 300,000 RSUs to an officer of the Company. These RSUs have a grant date fair value of $525,000 and vest in four equal installments every three months following the grant date, with the first installment vesting on the grant date.

On November 28, 2025, the Company granted 150,000 RSUs to a consultant of the Company. These RSUs have a grant date fair value of $262,500, with 50,000 RSUs vesting immediately and the remaining 100,000 RSUs vesting six months from the grant date.

On January 1, 2026, the Company granted 26,188 RSUs to directors of the Company. These RSUs have a grant date fair value of $60,057 and vest on the grant date.

On January 6, 2026, the Company granted 53,572 RSUs to directors of the Company. These RSUs have a grant date fair value of $40,499 and vest on the grant date.

On April 7, 2026, the Company granted 73,834 RSUs to directors of the Company. These RSUs have a grant date fair value of $40,634 and vest on the grant date.

On April 15, 2026, the Company granted 350,000 RSUs to a consultant of the Company. These RSUs have a grant day fair value of $269,710 and vest in eight equal installments every three months, with the first installment vesting three months from the grant date.

On May 5, 2026, the Company granted 625,000 RSUs to a consultant of the Company. These RSUs have a grant day fair value of $489,063 and vest in eight equal installments every three months, with the first installment vesting three months from the grant date.

Performance Share Units Plan (PSUs)

On May 20, 2025, the Company adopted the share incentive plan, which allows for the issuance of PSUs. Eligible participants of the share incentive plan include any director, officer, employee or consultant of the Company. The Board fixes the vesting terms it deems appropriate when granting PSUs. The number of PSUs that may be granted under the share incentive plan may not exceed 5% of the total issued and outstanding Common Shares at the time of grant.

On October 30, 2025, the Company granted 2,000,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $3,580,000 and vest when the Company hits specific milestones. As at December 31, 2025, these milestones have not been achieved and no amount has been expensed in relation to this grant. These PSUs will be cash settled with the officer and as such, have been recorded as an accrue liability and have not been included in share-based payment reserve at December 31, 2025.

On October 30, 2025, the Company granted 2,000,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $3,580,000 and vest in four equal installments every three months following the grant date, with the first installment vesting three months from the grant date. These PSUs will be cash settled with the officer and as such, have been recorded as an accrued liability and have not been included in share-based payment reserve at December 31, 2025.

On November 5, 2025, the Company granted 200,000 PSUs to an officer of the Company. These PSUs have a grant date fair value of $151,000 and vest in four equal installments every four months following the grant date, with the first installment vesting on the grant date.